Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	EARTHLINK INC
Entity Central Index Key	0001102541
Document Type	8-K
Document Period End Date	Mar. 31, 2011
Amendment Flag	true
Amendment Description	On June 16, 2011 EarthLink, Inc. (the "Company") filed a Current Report on Form 8-K (the "Original Filing") to provide revised consolidated financial statements for the year ended December 31, 2010 (the "2010 Financial Statements") and for the three months ended March 31, 2011 (the "March 31, 2011 Financial Statements"). This Current Report on Form 8-K/A is being filed to revise Notes 8, 14 and 20 of the 2010 Financial Statements and Note 14 of the March 31, 2011 Financial Statements. Except as described above, no other changes have been made to the Original Filing and this Current Report on Form 8-K/A does not modify or update any other information in the Original Filing. Information not affected by the changes described above is unchanged and reflects disclosures made at the time of the Original Filing. Accordingly, this filing should be read in conjunction with the Company's filings made with the Securities and Exchange Commission (the "SEC") subsequent to the date of the Original Filing including any amendments to those filings.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer